UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21719
INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
September 30
Date of reporting period:
September 30, 2024

Item 1. Report to Stockholders.

(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Ironclad Managed Risk Fund
IRONX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Ironclad Managed Risk Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.ironcladfunds.com/fund-literature. You can also request this information by contacting us at (888) 979-IRON (4766).
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ironclad Managed Risk Fund (IRONX)	$137	1.25%
Management’s Discussion of Fund Performance
HOW DID THE FUND PERFORM LAST YEAR?
The Ironclad Managed Risk Fund (IRONX) returned 19.35% for the year ended September 30, 2024. The fund had a 6.71% standard deviation over the same period.
WHAT AFFECTED THE FUND'S PERFORMANCE?
The Fund primarily invested in Exchange Traded Funds (ETFs) and index options linked to the S&P 500.
FUND PERFORMANCE CAN BE ATTRIBUTED TO THE FOLLOWING:
- ETFs linked to the S&P 500 provided the Fund with equity exposure that allowed it to participate in the equity market rally.
- Index options linked to the S&P 500 allowed the Fund to reduce the volatility of its ETF holdings.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Ironclad Managed Risk Fund (IRONX)	19.35%	9.42%	6.06%
CBOE S&P 500 One-Week PutWrite Index	13.37%	2.39%	2.21%
S&P 500 Index	36.35%	15.98%	13.38%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$170,466,719
Total number of portfolio holdings	5
Total advisory fees paid (net)	$1,605,561
Portfolio turnover rate as of the end of the reporting period	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
iShares Core S&P 500 ETF	48.7%
Vanguard S&P 500 ETF	47.8%
SPDR S&P 500 ETF Trust	2.3%
S&P 500 Index Options, Exercise Price: $5,500.00, Expiration Date: 10/31/24	0.4%
Asset Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.ironcladfunds.com/fund-literature. You can also request this information by contacting us at (888) 979-IRON (4766).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 979-IRON (4766) and we will begin sending you separate copies of these materials within 30 days after receiving your request.

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-833-297-2587.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. William H. Young is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	Ironclad Managed Risk Fund
		FYE 9/30/2024	FYE 9/30/2023
(a)	Audit Fees	$17,200	$16,650
(b)	Audit-Related Fees	N/A	N/A
(c)	Tax Fees	$2,800	$2,800
(d)	All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Ironclad Managed Risk Fund
	FYE 9/30/2024	FYE 9/30/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Ironclad Managed Risk Fund
		FYE 9/30/2024	FYE 9/30/2023
(g)	Registrant Non-Audit Related Fees	N/A	N/A
(h)	Registrant’s Investment Advisor	N/A	N/A

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Ironclad Managed Risk Fund

(Ticker Symbol: IRONX)

ANNUAL FINANCIALS AND OTHER INFORMATION

September 30, 2024

Ironclad Managed Risk Fund

A series of Investment Managers Series Trust

Table of Contents

Item 7. Financial Statements and Financial Highlights
Schedule of Investments	1
Statement of Assets and Liabilities	2
Statement of Operations	3
Statements of Changes in Net Assets	4
Financial Highlights	5
Notes to Financial Statements	6
Report of Independent Registered Public Accounting Firm	14
Supplemental Information	15

This report and the financial statements contained herein are provided for the general information of the shareholders of the Ironclad Managed Risk Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.IroncladFunds.com

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Ironclad Managed Risk Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2024

Number of Shares		Value
	EXCHANGE-TRADED FUNDS – 98.8%
143,775	iShares Core S&P 500 ETF	$82,932,295
6,805	SPDR S&P 500 ETF Trust	3,904,437
154,558	Vanguard S&P 500 ETF	81,555,620
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $132,125,430)	168,392,352

Number of Contracts
	PURCHASED OPTIONS CONTRACTS – 0.4%
	PUT OPTIONS – 0.4%
	S&P 500 Index
232	Exercise Price: $5,500.00, Notional Amount: $127,600,000, Expiration Date: October 31, 2024	609,000
	TOTAL PUT OPTIONS
	(Cost $2,830,549)	609,000
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $2,830,549)	609,000

Principal Amount
	SHORT-TERM INVESTMENTS–0.6%
$1,055,775	UMB Bank, Institutional Banking Money Market II Deposit Investment, 4.29%[1]	1,055,775
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,055,775)	1,055,775
	TOTAL INVESTMENTS – 99.8%
	(Cost $136,011,754)	170,057,127
	Other Assets in Excess of Liabilities – 0.2%	409,592
	TOTAL NET ASSETS – 100.0%	$170,466,719

ETF – Exchange-Traded Fund

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Ironclad Managed Risk Fund

STATEMENT OF ASSETS AND LIABILITIES

As of September 30, 2024

Assets:
Investments, at value (cost $133,181,205)	$169,448,127
Purchased options contracts, at value (cost $2,830,549)	609,000
Cash	460,174
Cash deposited with broker for written options contracts	2,500
Receivables:
Fund shares sold	31,491
Interest	268,267
Prepaid expenses	8,578
Total Assets	170,828,137

Liabilities:
Payables:
Fund shares redeemed	123,629
Advisory fees	142,084
Administration fees	25,669
Transfer agent fees and expenses	10,647
Custody fees	7,952
Auditing fees	20,001
Trustees' Deferred compensation (Note 3)	17,826
Chief Compliance Officer fees	2,455
Trustees' fees and expenses	632
Accrued other expenses	10,523
Total Liabilities	361,418
Commitments and contingencies (Note 3)
Net Assets	$170,466,719
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$142,708,679
Total distributable earnings (accumulated deficit)	27,758,040
Net Assets	$170,466,719

Shares of beneficial interest issued and outstanding	14,123,660
Net asset value, offering and redemption price per share	$12.07

See accompanying Notes to Financial Statements.

2

Ironclad Managed Risk Fund

STATEMENT OF OPERATIONS

For the Year Ended September 30, 2024

Investment Income:
Dividends	$1,928,007
Interest	396,646
Total investment income	2,324,653

Expenses:
Advisory fees	1,758,164
Administration fees	193,992
Transfer agent fees	37,683
Custody fees	23,504
Registration fees	37,606
Auditing fees	20,551
Legal fees	18,570
Shareholder reporting fees	17,217
Trustees' fees and expenses	16,725
Chief compliance officer fees	15,560
Miscellaneous	11,255
Interest expense	2,875
Total expenses	2,153,702
Advisory fees recovered (waived)	(152,603)
Net expenses	2,001,099
Net investment income (loss)	323,554

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments - realized	929,077
Purchased options contracts	(18,158,253)
Written options contracts	9,889,581
Net realized gain (loss)	(7,339,595)
Net change in unrealized appreciation/depreciation on:
Investments	36,268,544
Purchased options contracts	4,936,529
Written options contracts	(5,756,286)
Net change in unrealized appreciation/depreciation	35,448,787
Net realized and unrealized gain (loss)	28,109,192

Net Increase (Decrease) in Net Assets from Operations	$28,432,746

See accompanying Notes to Financial Statements.

3

Ironclad Managed Risk Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$323,554	$(728,295)
Net realized gain (loss) on investments, purchased options contracts and written options contracts	(7,339,595)	14,874,703
Net change in unrealized appreciation/depreciation on investments, purchased options contracts and written options contracts	35,448,787	1,540,685
Net increase (decrease) in net assets resulting from operations	28,432,746	15,687,093

Distributions to Shareholders:
Distributions	(8,179,194)	(3,577,645)
Total	(8,179,194)	(3,577,645)

Capital Transactions:
Net proceeds from shares sold	27,703,585	45,063,064
Reinvestment of distributions	7,969,657	3,505,954
Cost of shares redeemed[1]	(41,832,384)	(18,307,589)
Net increase (decrease) in net assets from capital transactions	(6,159,142)	30,261,429

Total increase (decrease) in net assets	14,094,410	42,370,877

Net Assets:
Beginning of period	156,372,309	114,001,432
End of period	$170,466,719	$156,372,309
Capital Share Transactions:
Shares sold	2,479,107	4,356,104
Shares reinvested	768,530	343,721
Shares redeemed	(3,808,284)	(1,768,805)
Net increase (decrease) in capital share transactions	(560,647)	2,931,020

[1]	Net of redemption fee proceeds of $3,999 and $501, respectively.

See accompanying Notes to Financial Statements.

4

Ironclad Managed Risk Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.65	$9.70	$11.15	$10.44	$10.01
Income from Investment Operations:
Net investment income (loss) [1]	0.02	(0.05)	(0.13)	(0.14)	(0.05)
Net realized and unrealized gain (loss)	1.95	1.30	0.12	1.29	0.58
Net increase from payment by affiliates	-	-	-	-	- [2,3]
Total from investment operations	1.97	1.25	(0.01)	1.15	0.53

Less Distributions:
From net investment income	-	-	-	-	(0.10)
From net realized gain	(0.55)	(0.30)	(1.44)	(0.44)	-
Total distributions	(0.55)	(0.30)	(1.44)	(0.44)	(0.10)

Redemption fee proceeds[1]	- [3]	- [3]	- [3]	- [3]	- [3]

Net asset value, end of period	$12.07	$10.65	$9.70	$11.15	$10.44

Total return[4]	19.35%	13.04%	(0.85)%	11.27%	5.37%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$170,467	$156,372	$114,001	$95,082	$88,568
Ratio of expenses to average net assets:
Before fees recovered/waived	1.35%	1.33%	1.36%	1.41%	1.39%
After fees recovered/waived	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets:
Before fees recovered/waived	0.10%	(0.59)%	(1.36)%	(1.41)%	(0.59)%
After fees recovered/waived	0.20%	(0.51)%	(1.25)%	(1.25)%	(0.45)%

Portfolio turnover rate	12%	-%	25%	-%	-%

[1]	Based on average daily shares outstanding for the year.
[2]	An affiliate reimbursed the Fund $2,591 for losses from a settlement error during the fiscal year ended September 30, 2020.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying Notes to Financial Statements.

Ironclad Managed Risk Fund

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

Note 1 – Organization

Ironclad Managed Risk Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to achieve current income and gains. The Fund commenced investment operations on October 14, 2010.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

(b) Options

The Fund utilizes options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If a call option is exercised, the premium received is added to the proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. If a put option is exercised, the premium received is subtracted from the proceeds of the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

Ironclad Managed Risk Fund

NOTES TO FINANCIAL STATEMENTS – Continued

September 30, 2024

Under normal circumstances, the Fund’s primary strategy consists of purchasing and selling put and call options on equity indexes and exchange traded funds (“ETFs”). The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The Fund’s investment advisor seeks to reduce the overall volatility of returns of the Fund by managing a portfolio of options. For defensive purposes, or if the options expire, the Fund may invest up to 100% of its assets in cash, cash equivalents or debt instruments issued by entities that carry an investment-grade rating by a national ratings agency. When the Fund takes a defensive position, the Fund may not achieve its investment objective.

(c) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country's tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction's legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(d) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by IRS stature of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended September 30, 2021-2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Ironclad Managed Risk Fund

NOTES TO FINANCIAL STATEMENTS – Continued

September 30, 2024

(e) Distributions to Shareholders

The Fund will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment loss or net realized gain may differ from the character for federal income tax purposes due to differences in the recognition of income expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.

(f) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Ironclad Investments LLC (the “Advisor”). Under the terms of the Agreement, the Advisor is entitled to receive from the Fund an annual management fee that decreases as assets increase, as follows: 1.10% on the first $1 billion, 1.05% on the next $2 billion, and 1.00% on assets in excess of $3 billion, calculated daily and payable monthly, of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fee and/or pay for operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.25% of the average daily net assets of the Fund. This agreement is in effect as long as the Investment Advisory Agreement for the Fund is in effect, and it may be terminated only by the Trust’s Board of Trustees.

For the year ended September 30, 2024, the Advisor waived advisory fees totaling $152,603. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At September 30, 2024, the amount of these potentially recoverable expenses was $394,686. The potential recoverable amount is noted as "Commitments and contingencies” as reported on the Statement of Assets and Liabilities.

The Advisor may recapture all or a portion of this amount no later than September 30, of the years stated below:

2025	$120,919
2026	121,164
2027	152,603
Total:	$394,686

Ironclad Managed Risk Fund

NOTES TO FINANCIAL STATEMENTS – Continued

September 30, 2024

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended September 30, 2024 are reported on the Statement of Operations.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the year ended September 30, 2024, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation (depreciation) and income are included in the Trustees' fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the year ended September 30, 2024, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At September 30, 2024, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$133,790,205

Gross unrealized appreciation	$36,266,922
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on investments	$36,266,922

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Ironclad Managed Risk Fund

NOTES TO FINANCIAL STATEMENTS – Continued

September 30, 2024

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net asset value per share. For the year ended September 30, 2024, permanent differences in book and tax accounting have been reclassified to paid in capital and total distributable earnings (deficit) as follows:

Paid in Capital	Distributable Earnings (Deficit)
$-	$-

As of September 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$254,942
Undistributed long-term capital gains	-
Tax accumulated earnings	254,942

Accumulated capital and other losses	(8,745,998)
Unrealized appreciation (depreciation) on investments	36,266,922
Unrealized deferred compensation	(17,826)
Total accumulated earnings (deficit)	$27,758,040

The tax character of the distributions paid during the fiscal years ended September 30, 2024 and September 30, 2023 were as follows:

Distributions paid from:	2024	2023
Ordinary Income	$3,099,826	$598,708
Net long-term capital gains	5,079,368	2,978,937
Total distributions paid	$8,179,194	$3,577,645

As of September 30, 2024, the Fund had $8,745,998 of post-October capital losses which are deferred until October 1, 2024 for tax purposes. Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the year ended September 30, 2024 and the year ended September 30, 2023, the Fund received $3,999 and $501, respectively.

Note 6 – Investment Transactions

The Fund’s primary strategy consists of purchasing and selling put and call options on equity indexes and exchange traded funds (“ETFs”). For the year ended September 30, 2024, the Fund’s purchases and sales of investments, excluding short-term investments, were as follows:

Purchases	Sales
$146,782,426	$15,630,637

Ironclad Managed Risk Fund

NOTES TO FINANCIAL STATEMENTS – Continued

September 30, 2024

Note 7 – Indemnifications

In the normal course of business, the Fund enters into contracts containing a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how this information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2024, in valuing the Fund’s assets carried at fair value:

Ironclad Managed Risk Fund

NOTES TO FINANCIAL STATEMENTS – Continued

September 30, 2024

	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Exchange-Traded Funds	$168,392,352	$-	$-	$168,392,352
Short-Term Investments
Money Market	1,055,775	-	-	1,055,775
Total Investments	169,448,127	-	-	169,448,127
Purchase Options Contracts	609,000	-	-	609,000
Total Investments and Options	$170,057,127	-	-	$170,057,127

*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Note 9 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in options during the year ended September, 2024.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of September 30, 2024 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value	$609,000	Written options contracts, at value	$-
Total		$609,000		$-

The effects of derivative instruments on the Statement of Operations for the year ended September 30, 2024 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$(18,158,253)	$9,889,581
Total	$(18,158,253)	$9,889,581

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$4,936,529	$(5,756,286)
Total	$4,936,529	$(5,756,286)

Ironclad Managed Risk Fund

NOTES TO FINANCIAL STATEMENTS – Continued

September 30, 2024

The quarterly average volumes of derivative instruments as of September 30, 2024 are as follows:

Derivatives not designated as hedging instruments
Equity contracts	Purchased options contracts	Notional value	$293,376,100
	Written options contracts	Notional value	$(195,618,000)

Note 10 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 11 - New Accounting Pronouncements and Regulatory Updates

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and exchange-traded funds (ETFs) to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Funds have adopted procedures in accordance with the SEC’s rules and form amendments.

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) - Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

Note 12 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

Investment Managers Series Trust

and the Shareholders of the Ironclad Managed Risk Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the Ironclad Managed Risk Fund (the “Fund”), a series of Investment Managers Series Trust, including the schedule of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2007.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

November 26, 2024

Ironclad Managed Risk Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Tax Information

Long-Term Capital Gain Designation

For the period ended September 30,2024, the Fund designates $5,079,368 as a 20% rate gain distribution for purposes of the dividends paid deduction.

Corporate Dividends Received Deduction

For the period ended September 30, 2024, 0% of the dividends to be paid from net investment income, including short term-capital gains (if any) from the Fund, is designated as dividends received deduction available to corporate shareholders.

Qualified Dividend Income

For the period ended September 30, 2024, 100% of dividends to be paid from net investment income, including short-term capital gains from the Fund (if any), are designated as qualified dividend income.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Ironclad Managed Risk Fund

Board Consideration of Investment Advisory Agreement (Unaudited)

At an in-person meeting held on September 17-18, 2024, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Ironclad Investments, LLC (the “Advisor”) with respect to the Ironclad Managed Risk Fund series of the Trust (the “Fund”) for an additional one-year term from when it otherwise would expire. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Fund; information about the Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Advisor’s overall relationship with the Fund; reports comparing the performance of the Fund with returns of the CBOE S&P 500 One-Week PutWrite Index and a group of comparable funds (the “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s Options Trading fund universe (the “Fund Universe”) for the one-, three-, five-, and ten-year periods ended June 30, 2024; and reports comparing the investment advisory fee and total expenses of the Fund with those of the Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent, and Quality of Services

With respect to the performance results of the Fund, the meeting materials indicated that the Fund’s annualized total returns for the one-, three-, five-, and ten-year periods were above the Peer Group and Fund Universe median returns and the CBOE S&P 500 One-Week PutWrite Index returns.

The Board also considered the overall quality of services provided by the Advisor to the Fund. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure.

Ironclad Managed Risk Fund

Board Consideration of Investment Advisory Agreement (Unaudited)

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fee paid by the Fund, the meeting materials indicated that the annual investment advisory fee (gross of fee waivers) was lower than the Peer Group median, but higher than the Fund Universe median by 0.35%. The Trustees considered that the Advisor has no advisory clients other than the Fund and therefore they could not compare the Fund’s advisory fee to the fees charged by the Advisor to other clients.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group median, but higher than the Fund Universe median by 0.23%. The Trustees considered that the Fund’s annual total expenses were not in the highest quartile of the Fund Universe.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Advisor provides to the Fund.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information prepared by the Advisor relating to its costs and profits with respect to the Fund for the year ended December 31, 2023, noting that the Advisor had waived a portion of its advisory fee for the Fund. The Board determined that the Advisor’s profit with respect to the Fund was reasonable.

The Board also considered the benefits received by the Advisor as a result of the Advisor’s relationship with the Fund, other than the receipt of its investment advisory fee, including the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance. The Board also noted that the Fund’s advisory fee schedule included fee breakpoints at the $1 billion and $3 billion asset levels, which were designed to pass any benefits of economies of scale to the Fund’s shareholders.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(a) (2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). Not Applicable.

(a) (3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith

(a) (4) Not Applicable.

(a) (5) Not Applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	12/6/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	12/6/2024

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	12/6/2024